UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811‑03235
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FMI Common Stock Fund, Inc.
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(Exact name of registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin 53202
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(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI 53202
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(Name and address of agent for service)

414‑226‑4555
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Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
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Date of reporting period: DECEMBER 31, 2008
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Item 1. Schedule of Investments.

FMI Common Stock Fund, Inc.
SCHEDULE OF INVESTEMENTS
December 31, 2008
(Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS‑90.8% (A)

COMMERCIAL SERVICES SECTOR‑9.6%
Advertising/Marketing Services‑1.5%
1,013,000	Harte‑Hanks, Inc.	$6,321,120

Miscellaneous Commercial Services‑1.6%
238,000	Cintas Corp.	5,528,740
73,500	G & K Services, Inc.	1,486,170
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		7,014,910

Personnel Services‑6.5%
746,000	AMN Healthcare Services, Inc.*	6,311,160
784,000	Korn/Ferry International*	8,953,280
1,702,000	MPS Group, Inc.*	12,816,060
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		28,080,500

CONSUMER SERVICES SECTOR‑3.9%
Publishing: Books/Magazines‑1.9%
473,000	Meredith Corp.	8,097,760

Restaurants‑2.0%
154,000	Chipotle Mexican Grill, Inc. Cl B*	8,822,660

DISTRIBUTION SERVICES SECTOR‑12.3%
Electronics Distributors‑6.5%
1,052,000	Arrow Electronics, Inc.*	19,819,680
422,000	ScanSource, Inc.*	8,131,940
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		27,951,620

Medical Distributors‑2.1%
475,000	Patterson Companies Inc.*	8,906,250

Wholesale Distributors‑3.7%
746,000	Beacon Roofing Supply, Inc.*	10,354,480
174,000	United Stationers Inc.*	5,827,260
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		16,181,740

ELECTRONIC TECHNOLOGY SECTOR‑3.3%
Electronic Equipment/Instruments‑2.2%
292,000	Rockwell Automation, Inc.	9,414,080

Electronic Production Equipment‑1.1%
321,600	ATMI, Inc.*	4,962,288

ENERGY MINERALS SECTOR‑2.1%
Oil & Gas Production‑2.1%
447,000	St. Mary Land & Exploration Co.	9,078,570

FINANCE SECTOR‑12.9%
Insurance Brokers/Services‑2.2%
360,000	Arthur J. Gallagher & Co.	9,327,600

Investment Managers‑3.8%
390,000	Affiliated Managers Group, Inc.*	16,348,800

Life/Health Insurance‑2.2%
659,000	Protective Life Corp.	9,456,650

Property/Casualty Insurance‑3.1%
1,141,000	Old Republic International Corp.	13,600,720

Regional Banks‑1.6%
328,000	Associated Banc‑Corp	6,865,040

HEALTH SERVICES SECTOR‑1.2%
Health Industry Services‑1.2%
107,000	Covance Inc.*	4,925,210

HEALTH TECHNOLOGY SECTOR‑3.1%
Medical Specialties‑3.1%
182,000	Beckman Coulter, Inc.	7,997,080
146,000	West Pharmaceutical Services, Inc.	5,514,420
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		13,511,500

INDUSTRIAL SERVICES SECTOR‑5.5%
Environmental Services‑1.5%
204,000	Waste Connections, Inc.*	6,440,280

Oilfield Services/Equipment‑4.0%
253,000	Bristow Group, Inc.*	6,777,870
597,000	Dresser‑Rand Group, Inc.*	10,298,250
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		17,076,120

PROCESS INDUSTRIES SECTOR‑7.8%
Containers/Packaging‑3.7%
229,000	AptarGroup, Inc.	8,069,960
332,000	Bemis Company, Inc.	7,861,760
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		15,931,720

Industrial Specialties‑4.1%
265,000	Cabot Microelectronics Corp.*	6,908,550
604,000	Valspar Corp.	10,926,360
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		17,834,910

PRODUCER MANUFACTURING SECTOR‑11.2%
Building Products‑2.7%
311,000	Watsco, Inc.	11,942,400

Electrical Products‑3.1%
240,400	Littelfuse, Inc.*	3,990,640
727,600	Molex Inc. Cl A	9,422,420
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		13,413,060

Industrial Machinery‑1.6%
287,800	Graco Inc.	6,829,494

Miscellaneous Manufacturing‑1.4%
289,000	Carlisle Companies Inc.	5,982,300

Office Equipment/Supplies‑2.4%
650,000	HNI Corp.	10,296,000

RETAIL TRADE SECTOR‑8.9%
Discount Stores‑2.6%
425,100	Family Dollar Stores, Inc.	11,082,357

Food Retail‑2.4%
640,000	Winn‑Dixie Stores, Inc.*	10,304,000

Specialty Stores‑3.9%
607,000	Group 1 Automotive, Inc.	6,537,390
571,000	PetSmart, Inc.	10,534,950
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		17,072,340
TECHNOLOGY SERVICES SECTOR‑6.6%
Data Processing Services‑2.1%
242,000	DST Systems, Inc.*	9,191,160

Information Technology Services‑4.5%
546,000	Jack Henry & Associates, Inc.	10,597,860
632,500	Perot Systems Corp.*	8,646,275
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		19,244,135

TRANSPORTATION SECTOR‑2.4%
Trucking‑2.4%
392,000	Hunt (J.B.) Transport Services, Inc.	10,297,840
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	Total common stocks
	(Cost $470,337,488)	391,805,134

SHORT‑TERM INVESTMENTS‑7.0% (A)

Commercial Paper‑7.0%
$30,000,000	US BANCORP, 0.05%, due 1/02/09	29,999,958
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	Total short‑term investments
	(Cost $29,999,958)	29,999,958
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	Total investments‑97.8%
	(Cost $500,337,446)	421,805,092

	Cash and receivables, less
	liabilities‑2.2% (A)	9,632,645
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	TOTAL NET ASSTES‑100.0%	$431,437,737
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*	Non‑income producing security.
(A)	Percentages for the various classifications relate to net assets.

As of December 31, 2008, investment cost for federal tax purposes was $508,591,973 and the tax components of unrealized appreciation/depreciation was as follows:

Aggregate gross unrealized appreciation	$ 27,968,794
Aggregate gross unrealized depreciation	(114,755,675)
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Net unrealized depreciation	$ (86,786,881)
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THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI‑ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a)

The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a‑3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a‑3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a‑3(d) under the Act) that occurred during the Registrant's last N‑Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a‑2(a) under the Act (17 CFR 270.30a ‑2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FMI Common Stock Fund, Inc.
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By (Signature and Title) /s/ Ted D. Kellner
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                                      Ted D. Kellner, President
Date 2/23/09
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ted D. Kellner
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                                     Ted D. Kellner, President
Date 2/23/09
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By (Signature and Title) /s/ Ted D. Kellner
                                     ‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
                                     Ted D. Kellner, Treasurer
Date 2/23/09
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